Net Loss per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net Loss per Common Share

11.	Net Loss per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period, without considering any dilutive items. Diluted net loss per common share is computed by dividing net loss by the sum of the weighted average number of common shares outstanding and the potential number of any dilutive common shares outstanding during the period. Potentially dilutive securities consist of the incremental common stock issuable upon exercise of stock options and convertible notes. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive. There were no dilutive common shares at June 30, 2017 and 2016. The numerators and denominators used in computing basic and diluted net loss per common share in 2017 and 2016 are as follows:

	Three months ended June 30,
	2017	2016
Net loss attributable to Eastside Distilling, Inc. common shareholders (numerator)	$(1,287,651)	$(1,327,259)
Weighted average shares (denominator)	3,253,246	951,692
Basic and diluted net loss per common share	$(0.40)	$(1.39)

	Six months ended June 30,
	2017	2016
Net loss attributable to Eastside Distilling, Inc. common shareholders (numerator)	$(2,194,506)	$(2,341,938)
Weighted average shares (denominator)	2,935,551	863,965
Basic and diluted net loss per common share	$(0.75)	$(2.71)

10.	Net Loss per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period, without considering any dilutive items. Diluted net loss per common share is computed by dividing net loss by the sum of the weighted average number of common shares outstanding and the potential number of any dilutive common shares outstanding during the period. Potentially dilutive securities consist of the incremental common stock issuable upon exercise of stock options and convertible notes. Potentially dilutive securities are excluded from the computation if their effective is anti-dilutive. There were no dilutive common shares at December 31, 2016 and 2015. The numerators and denominators used in computing basic and diluted net loss per common share in 2016 and 2015 are as follows:

	December 31,
	2016	2015
Net loss available to common stockholders (numerator)	$(5,251,293)	$(3,601,066)
Weighted average shares (denominator)	1,247,281	762,506
Basic and diluted net loss per common share	$(4.21)	$(4.72)